Quarterly Financial Information	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

NOTE 22 — QUARTERLY FINANCIAL INFORMATION (unaudited)

The following is a summary of the unaudited quarterly results of operations. Holdings believes that all adjustments considered necessary for a fair presentation in accordance with generally accepted accounting principles have been included (in millions).

	Successor
	Quarter Ended March 31, 2013	Quarter Ended June 30, 2013	Quarter Ended September 30, 2013	Quarter Ended December 31, 2013

Net sales	$245.8	$252.4	$252.1	$245.6
Gross profit	47.2	49.1	48.1	47.6
Net (loss) income	(5.1)	1.7	(1.8)	(7.0)
		Successor

	Successor
	Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012

Net sales	$261.6	$234.6	$249.8	$238.5
Gross profit	67.0	53.1	58.9	59.5
Net income (loss)	6.9	(4.4)	4.8	7.3

Holdings’ quarterly results were affected by the gains and (losses) described in Notes 3, 8 and 14. Below is a summary of the gains and (losses). None of these gains and (losses) affected net sales or gross profit. The amounts below are after-tax amounts (in millions):

		Successor
		Quarter Ended March 31, 2013	Quarter Ended June 30, 2013	Quarter Ended September 30, 2013	Quarter Ended December 31, 2013
Note 3	Restructuring costs	$(0.2)	$(1.1)	$(0.5)	$(2.9)
Note 8	Trademark impairment loss	—	—	—	(1.2)
Note 14	Patent litigation	—	—	—	(1.4)
Note14	Antitrust litigation costs	—	—	(0.1)	—

		Successor
		Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012
Note 3	Restructuring costs	$—	$(2.3)	$(0.4)	$(0.9)
Note 14	Antitrust litigation costs	(0.3)	(0.2)	(0.2)	—